RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Payable to related companies		$ 1,612	¥ 11,563	¥ 11,361
Payable to the Shareholder		1,612	11,563	11,361
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[1],[2]	1,395	10,010	10,422
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[3],[4]	217	1,553	939
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder	[1],[5]	$ 10,507	¥ 75,361	¥ 78,567

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise and its subsidiaries. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group, which primarily comprises amounts arising from the matters described in Note 16(b), together with other advances. The balance is repayable in accordance with the terms described in Note 16(b).